Capital and financial risk management - Market risk - Foreign exchange risk management - Tabular disclosure (Details) - Currency appreciation risk - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Egypt, Pounds
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	43.00%	27.00%
Increase/ (decrease) in Profit before taxation	€ 191	€ 116
Turkey, New Lira
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	54.00%	43.00%
Increase/ (decrease) in Profit before taxation	€ 104	€ 33
South African rand
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	10.00%	12.00%
Increase/ (decrease) in Profit before taxation	€ 60	€ 87
Sterling
Capital and financial risk management
Percentage of reasonably possible change in exchange rate against reporting currency	2.00%	3.00%
Increase/ (decrease) in Profit before taxation	€ (50)	€ (46)